Investment Objectives and Goals - ProShares Solana ETF	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Solana ETF
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	ProShares Solana ETF (the “Fund”) seeks investment results, before fees and expenses, that correspond to the performance of Solana (SOL). The Fund currently seeks to achieve this objective primarily through investments in Solana (SOL) futures contracts. The Fund does not invest directly in Solana (SOL).